EARNINGS (LOSS) PER SHARE (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
SCHEDULE OF EARNINGS PER SHARE, BASIC AND DILUTED
The following table sets forth reconciliations of the numerators and denominators used to compute basic and diluted earnings per share of Class A common stock:

Three Months Ended March 31,
Numerator:
Net (loss) income before income taxes	$(212)
Less: Net income attributable to non-controlling interests	(93)
Net income attributable to DMS Inc.	$(119)
Denominator:
Weighted-average shares of Class A Common Stock outstanding - basic and diluted	33,241

Earnings per share of Class A Common Stock - basic and diluted	$—

The following table sets forth reconciliations of the numerators and denominators used to compute basic and diluted earnings (loss) per share of Class A Common Stock:

	As Restated Three Months Ended December 31, 2020	As Restated Year Ended December 31, 2020
Numerator:
Net income (loss)	$(17,867)	$(13,714)
Less: Net income (loss) attributable to non-controlling interests subsequent to the Business Combination	(7,481)	(6,363)
Net income (loss) (post business combination) attributable to DMS Inc.	$(10,386)	$(7,351)
Denominator:
Weighted-average shares of Class A Common Stock outstanding - basic and diluted	32,369	32,335

Earnings per share of Class A Common Stock - basic and diluted	$(0.32)	$(0.23)